Investments in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2019
Investments in Equity Investees
Schedule of composition of equity investees

	December 31,
	2019	2018
	(in US$’000)
HBYS	22,271	60,992
SHPL	76,226	68,812
NSPL (note)	—	8,102
Other	447	412
	98,944	138,318

Note: On December 9, 2019, NSPL became a subsidiary of the Group. Refer to Note 2.

Summarized balance sheets for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	December 31,
	2019	2018	2019	2018	2019	2018
	(in US$’000)
Current assets	124,704	116,020	141,268	124,512	—	17,320
Non-current assets	95,096	100,353	91,098	98,532	—	—
Current liabilities	(124,051)	(73,974)	(79,533)	(84,357)	—	(1,117)
Non-current liabilities	(48,690)	(17,302)	(6,074)	(6,909)	—	—
Net assets	47,059	125,097	146,759	131,778	—	16,203
Non-controlling interests	(2,518)	(3,113)	—	—	—	—
	44,541	121,984	146,759	131,778	—	16,203

Summarized statements of operations for significant equity investees

	Commercial Platform						Innovation Platform
	Consumer Health			Prescription Drugs			Drug R&D
	HBYS			SHPL			NSPL (note (a))
	Year Ended December 31,
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	(in US$’000)
Revenue	215,403	215,838	227,422	272,082	275,649	244,557	—	—	—
Gross profit	115,124	113,137	91,458	194,769	192,939	175,965	—	—	—
Impairment provision (note (b))	—	—	—	—	—	—	—	(30,000)	—
Interest income	160	81	220	582	673	757	250	188	—
Finance cost	(16)	(152)	(117)	—	—	—	—	—	—
Profit/(loss) before taxation	22,926	20,703	24,434	72,324	69,138	66,497	199	(38,198)	(9,210)
Income tax expense (note (c))	(3,634)	(4,227)	(3,629)	(11,015)	(9,371)	(10,874)	—	—	—
Net income/(loss)	19,292	16,476	20,805	61,309	59,767	55,623	199	(38,198)	(9,210)
Non-controlling interests	505	384	(29)	—	—	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	19,797	16,860	20,776	61,309	59,767	55,623	199	(38,198)	(9,210)

Notes:

(a)	The summarized statement of operations for NSPL for the year ended December 31, 2019 is presented up to December 9, 2019 when NSPL became a subsidiary of the Group. NSPL did not have any operating activities for the year ended December 31, 2019 and primarily incurred research and development expenses and an impairment provision during the years ended December 31, 2018 and 2017.
(b)	On November 19, 2018, NSPL’s Board reviewed the progress of its drug candidates. After due consideration of the timeline and further investments required to complete NSPL’s clinical trials and reach the commercialization stage, it decided to explore alternative strategic options to maximize the economic returns from the drug candidates. NSPL performed an annual impairment assessment of the recoverability of the related US$30 million intangible asset by comparing its carrying amount to the higher of the asset’s value-in-use or its fair value less costs to sell. There was no certainty of an available market or that a suitable buyer or partner can be readily identified and accordingly, NSPL recorded a full impairment provision for the year ended December 31, 2018. The Company’s attributable portion was US$15 million.
(c)	The main entities within the HBYS and SHPL groups have been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entities were eligible to use a preferential income tax rate of 15% for the years ended December 31, 2019, 2018 and 2017.

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees

	Commercial Platform						Innovation Platform(note)
	Consumer Health			Prescription Drugs			Drug R&D
	HBYS			SHPL			NSPL
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	(in US$’000)
Opening net assets after non-controlling interests as at January 1	121,984	110,616	127,072	131,778	132,731	150,134	16,203	38,401	33,611
Impact of change in accounting policy (ASC 842)	(19)	—	—	(2)	—	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	19,797	16,860	20,776	61,309	59,767	55,623	199	(38,198)	(9,210)
Acquisition (Note 2)	—	—	—	—	—	—	(16,402)	—	—
Dividends declared	(93,957)	—	(45,128)	(41,654)	(54,923)	(81,299)	—	—	—
Other comprehensive (loss)/income	(3,264)	(5,492)	7,896	(4,672)	(5,797)	8,273	—	—	—
Investments	—	—	—	—	—	—	—	16,000	14,000
Closing net assets after non-controlling interests as at December 31	44,541	121,984	110,616	146,759	131,778	132,731	—	16,203	38,401
Group’s share of net assets	22,271	60,992	55,308	73,380	65,889	66,365	—	8,102	19,201
Goodwill	—	—	—	2,846	2,923	3,052	—	—	—
Carrying amount of investments as at December 31	22,271	60,992	55,308	76,226	68,812	69,417	—	8,102	19,201

Note: The Innovation Platform includes other immaterial equity investees besides NSPL which became a subsidiary of the Group on December 9, 2019. As at December 31, 2019, the aggregate carrying amount of other immaterial equity investees was approximately US$447,000. As at December 31, 2018 and 2017, the aggregate carrying amount of investments in NSPL and other immaterial equity investees was approximately US$8,514,000 and US$19,512,000 respectively.

Schedule of equity investees capital commitments

December 31,
2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,426